Net Other NonOperating Income And Expenses	12 Months Ended
Dec. 31, 2019
Other Non Operating Income And Expenses Abstract [Abstract]
Other Nonoperating Income And Expense Text Block

32. Net Other Non-operating Income and Expenses

Details of other non-operating income and expenses for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Other non-operating income
Gain on disposal of property and equipment	￦	10,867	￦	34,238	￦	35,747
Rent received		32,254		55,321		85,720
Gain on bargain purchase		122,986		—		—
Gain on sales of disposal group held for sale		22,371		118,716		2,731
Others		72,248		37,122		84,793

Sub-total		260,726		245,397		208,991

Other non-operating expenses
Loss on disposal of property and equipment		2,500		6,131		8,587
Donation		54,419		130,249		102,711
Restoration cost		3,465		4,386		2,902
Management cost for special bonds		3,279		3,338		3,382
Loss on sales of disposal group held for sale		45,764		—		—
Impairment loss on disposition of disposal group held for sale		7,198		—		—
Impairment loss for goodwill		1,202		—		—
Others		104,023		91,502		64,523

Sub-total		221,850		235,606		182,105

Net other non-operating income	￦	38,876	￦	9,791	￦	26,886